Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 6,077
2017	50,636
2018	326
2019	325
2020 and thereafter	977
Long-term Debt	58,341
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
2016	0
2017	10,859
2018	0
2019	0
2020 and thereafter	0
Long-term Debt	10,859
Subordinated Debt [Member]
Debt Instrument [Line Items]
2016	0
2017	38,359
2018	0
2019	0
2020 and thereafter	0
Long-term Debt	38,359
Senior Notes [Member] | Emer Senior Financing [Member]
Debt Instrument [Line Items]
2016	3,796
2017	1,011
2018	0
2019	0
2020 and thereafter	0
Long-term Debt	4,807
Senior Notes [Member] | Prins Senior Financing [Member]
Debt Instrument [Line Items]
2016	1,955
2017	81
2018	0
2019	0
2020 and thereafter	0
Long-term Debt	2,036
Senior Notes [Member] | Prins Senior Mortgage Loan [Member]
Debt Instrument [Line Items]
2016	326
2017	326
2018	326
2019	325
2020 and thereafter	977
Long-term Debt	$ 2,280